SA Multi-Managed Mid Cap Value Portfolio Investment Strategy - SA Multi-Managed Mid Cap Value Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy.Medium-capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Value Index to the market capitalization of the largest company in the Russell Midcap® Value Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell Midcap® Value Index was between approximately $894.31 million and $251.01 billion. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%), real estate investment trusts and special situations. A special situation arises when, in the opinion of a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event. The short-term investments in which the Portfolio may invest in the aggregate include, but are not limited to, money market funds, certificates of deposit, savings association obligations, commercial paper, U.S. government obligations, corporate bonds and notes, and repurchase agreements. The Portfolio may at times invest significantly in certain sectors. The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the Russell Midcap® Value Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.